UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04719
                                                    -------------------

                               The Westwood Funds
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
    -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
    -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: September 30
                                              -------------

                   Date of reporting period: December 31, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

THE WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
     SHARES                                          VALUE*
    --------                                        --------
                COMMON STOCKS -- 99.2%
                AEROSPACE -- 4.9%
    87,400      Boeing Co.                        $  4,524,698
    79,500      Lockheed Martin Corp.                4,416,225
                                                  ------------
                                                     8,940,923
                                                  ------------
                AVIATION: PARTS AND SERVICES -- 2.5%
    43,500      United Technologies Corp.            4,495,725
                                                  ------------
                CABLE -- 2.6%
   140,900      Comcast Corp., Cl. A, Special+       4,627,156
                                                  ------------
                COMMUNICATIONS EQUIPMENT -- 2.5%
   267,400      Motorola Inc.                        4,599,280
                                                  ------------
                COMPUTER HARDWARE -- 2.5%
    47,000      International Business Machines      4,633,260
                Corp.
                                                  ------------
                COMPUTER SOFTWARE AND SERVICES -- 2.5%
   171,100      Microsoft Corp.                      4,570,081
                                                  ------------
                CONSUMER PRODUCTS -- 3.9%
    38,200      Altria Group Inc.                    2,334,020
    45,800      Colgate-Palmolive Co.                2,343,128
    42,400      Procter & Gamble Co.                 2,335,392
                                                  ------------
                                                     7,012,540
                                                  ------------
                DIVERSIFIED INDUSTRIAL -- 7.6%
    63,100      Eaton Corp.                          4,565,916
   125,300      General Electric Co.                 4,573,450
    54,900      ITT Industries Inc.                  4,636,305
                                                  ------------
                                                    13,775,671
                                                  ------------
                ENERGY AND UTILITIES: INTEGRATED -- 7.7%
   104,200      Burlington Resources Inc.            4,532,700
    53,900      ConocoPhillips                       4,680,137
    68,500      Entergy Corp.                        4,629,915
                                                  ------------
                                                    13,842,752
                                                  ------------
                ENERGY AND UTILITIES: NATURAL GAS -- 3.8%
    90,506      Apache Corp.                         4,576,888
    43,900      Nabors Industries Ltd.+              2,251,631
                                                  ------------
                                                     6,828,519
                                                  ------------
                ENERGY AND UTILITIES: OIL -- 7.7%
    86,000      ChevronTexaco Corp.                  4,515,860
    92,400      Exxon Mobil Corp.                    4,736,424
    56,970      Murphy Oil Corp.                     4,583,237
                                                  ------------
                                                    13,835,521
                                                  ------------
                FINANCIAL SERVICES -- 21.8%
    82,300      American Express Co.                 4,639,251
    98,700      Bank of America Corp.                4,637,913
    43,100      Bear Stearns Companies Inc.          4,409,561
    98,533      Citigroup Inc.                       4,747,320
    38,500      Comerica Inc.                        2,349,270
    45,300      Eaton Vance Corp.                    2,362,395
    33,300      Franklin Resources Inc.              2,319,345
   117,884      JPMorgan Chase & Co.                 4,598,655
    53,500      Lehman Brothers Holdings Inc.        4,680,180
    84,100      Prudential Financial Inc.            4,622,136
                                                  ------------
                                                    39,366,026
                                                  ------------

                                                     MARKET
     SHARES                                          VALUE*
    --------                                        --------
                FOOD AND BEVERAGE -- 2.6%
    71,500      Dean Foods Co.+                   $  2,355,925
    47,100      General Mills Inc.                   2,341,341
                                                  ------------
                                                     4,697,266
                                                  ------------
                HOTELS AND GAMING -- 1.3%
    39,200      Starwood Hotels & Resorts
                Worldwide Inc.                       2,289,280
                                                  ------------
                MACHINERY -- 2.6%
    62,400      Deere & Co.                          4,642,560
                                                  ------------
                METALS AND MINING -- 4.9%
   137,000      Alcoa Inc.                           4,304,540
    46,700      Phelps Dodge Corp.                   4,619,564
                                                  ------------
                                                     8,924,104
                                                  ------------
                PAPER AND FOREST PRODUCTS -- 2.6%
    54,200      International Paper Co.              2,276,400
    47,628      Rayonier Inc.                        2,329,485
                                                  ------------
                                                     4,605,885
                                                  ------------
                RETAIL -- 3.8%
    79,900      Federated Department Stores Inc.     4,617,421
    45,500      Sears, Roebuck & Co.                 2,321,865
                                                  ------------
                                                     6,939,286
                                                  ------------
                SPECIALTY CHEMICALS -- 2.5%
    94,200      E.I. du Pont de Nemours and Co.      4,620,510
                                                  ------------
                TELECOMMUNICATIONS -- 3.9%
    42,600      ALLTEL Corp.                         2,503,176
   112,804      Verizon Communications Inc.          4,569,690
                                                  ------------
                                                     7,072,866
                                                  ------------
                TRANSPORTATION -- 5.0%
    99,300      Burlington Northern Santa Fe Corp.   4,697,883
    42,800      Overseas Shipholding Group Inc.      2,362,560
   122,800      Top Tankers Inc.                     1,995,500
                                                  ------------
                                                     9,055,943
                                                  ------------
               TOTAL COMMON STOCKS                 179,375,154
                                                  ------------

 PRINCIPAL
   AMOUNT
 ---------

                U.S. GOVERNMENT OBLIGATIONS -- 0.8%
                U.S. TREASURY BILLS -- 0.9%
$1,500,000      U.S. Treasury Bills,
                 1.620%++, 01/20/05                  1,498,867
                                                  ------------
               TOTAL INVESTMENTS -- 100.0%
                 (Cost $148,532,502)              $180,874,021
                                                  ============
 ------------
               For Federal tax purposes:
               Aggregate Cost                     $148,532,502
                                                  ============
               Gross unrealized appreciation      $ 32,699,432
               Gross unrealized depreciation          (357,913)
                                                  ------------
               Net unrealized appreciation
                 (depreciation)                   $ 32,341,519
                                                  ============

 -------------
 +        Non-income producing security.
 ++       Represents annualized yield at date of purchase.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid price and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             MARKET
         SHARES                                              VALUE*
         ------                                             --------
                 COMMON STOCKS -- 58.9%
                 AEROSPACE -- 3.0%
         42,100  Boeing Co.                            $  2,179,517
         38,200  Lockheed Martin Corp.                    2,122,010
                                                       ------------
                                                          4,301,527
                                                       ------------
                 AVIATION: PARTS AND SERVICES -- 1.5%
         20,500  United Technologies Corp.                2,118,675
                                                       ------------
                 CABLE -- 1.5%
         65,400  Comcast Corp., Cl. A Special+            2,147,736
                                                       ------------
                 COMMUNICATIONS EQUIPMENT -- 1.5%
        123,700  Motorola Inc.                            2,127,640
                                                       ------------
                 COMPUTER HARDWARE -- 1.5%
         21,800  International Business Machines
                   Corp.                                  2,149,044
                                                       ------------
                 CONSUMER PRODUCTS -- 3.4%
         17,000  Altria Group Inc.                        1,038,700
         19,500  Colgate-Palmolive Co.                      997,620
         73,100  Microsoft Corp.                          1,952,501
         18,100  Procter & Gamble Co.                       996,948
                                                       ------------
                                                          4,985,769
                                                       ------------
                 DIVERSIFIED INDUSTRIAL -- 4.3%
         29,400  Eaton Corp.                              2,127,384
         57,300  General Electric Co.                     2,091,450
         23,100  ITT Industries Inc.                      1,950,795
                                                       ------------
                                                          6,169,629
                                                       ------------
                 ENERGY AND UTILITIES: INTEGRATED -- 5.5%
         46,900  Burlington Resources Inc.                2,040,150
         23,000  ConocoPhillips                           1,997,090
         29,300  Entergy Corp.                            1,980,387
         45,000  Kinder Morgan Energy Partners LP         1,994,850
                                                       ------------
                                                          8,012,477
                                                       ------------
                 ENERGY AND UTILITIES: NATURAL GAS -- 2.1%
         39,380  Apache Corp.                             1,991,447
         21,800  Nabors Industries Ltd.+                  1,118,122
                                                       ------------
                                                          3,109,569
                                                       ------------
                 ENERGY AND UTILITIES: OIL -- 4.4%
         40,500  ChevronTexaco Corp.                      2,126,655
         42,800  Exxon Mobil Corp.                        2,193,928
         25,143  Murphy Oil Corp.                         2,022,754
                                                       ------------
                                                          6,343,337
                                                       ------------
                 FINANCIAL SERVICES -- 12.4%
         37,700  American Express Co.                     2,125,149
         43,000  Bank of America Corp.                    2,020,570
         20,100  Bear Stearns Companies Inc.              2,056,431
         45,933  Citigroup Inc.                           2,213,052
         16,500  Comerica Inc.                            1,006,830
         20,400  Eaton Vance Corp.                        1,063,860
         15,900  Franklin Resources Inc.                  1,107,435
         52,596  JPMorgan Chase & Co.                     2,051,770
         25,100  Lehman Brothers Holdings Inc.            2,195,748
         39,900  Prudential Financial Inc.                2,192,904
                                                       ------------
                                                         18,033,749
                                                       ------------

                                                             MARKET
         SHARES                                              VALUE*
         ------                                             --------
                 FOOD AND BEVERAGE -- 1.5%
         32,100  Dean Foods Co.+                       $  1,057,695
         21,300  General Mills Inc.                       1,058,823
                                                       ------------
                                                          2,116,518
                                                       ------------
                 HOTELS AND GAMING -- 0.7%
         18,000  Starwood Hotels & Resorts
                   Worldwide Inc.                         1,051,200
                                                       ------------
                 MACHINERY -- 1.5%
         29,500  Deere & Co.                              2,194,800
                                                       ------------
                 METALS AND MINING -- 2.8%
         59,100  Alcoa Inc.                               1,856,922
         21,800  Phelps Dodge Corp.                       2,156,456
                                                       ------------
                                                          4,013,378
                                                       ------------
                 PAPER AND FOREST PRODUCTS -- 2.1%
         25,300  International Paper Co.                  1,062,600
         21,378  Rayonier Inc.                            1,045,598
         14,100  Temple-Inland Inc.                         964,440
                                                       ------------
                                                          3,072,638
                                                       ------------
                 RETAIL -- 2.2%
         37,100  Federated Department Stores Inc.         2,144,009
         20,500  Sears, Roebuck & Co.                     1,046,115
                                                       ------------
                                                          3,190,124
                                                       ------------
                 SPECIALTY CHEMICALS -- 1.5%
         43,300  E.I. du Pont de Nemours and Co.          2,123,865
                                                       ------------
                 TELECOMMUNICATIONS -- 2.6%
         18,200  ALLTEL Corp.                             1,069,432
          7,600  Harris Corp.                               469,604
         53,538  Verizon Communications Inc.              2,168,824
                                                       ------------
                                                          3,707,860
                                                       ------------
                 TRANSPORTATION -- 2.9%
         44,700  Burlington Northern Santa Fe
                   Corp.                                  2,114,757
         20,400  Overseas Shipholding Group Inc.          1,126,080
         60,700  Top Tankers Inc.                           986,375
                                                       ------------
                                                          4,227,212
                                                       ------------
                 TOTAL COMMON STOCKS                     85,196,747
                                                       ------------
     PRINCIPAL
       AMOUNT
     -----------
                 ASSET BACKED SECURITIES -- 0.6%
    $   825,000  GS Mortgage Securities Corp.
                   II, 97-GL Cl. A2D,
                   6.940%, 07/13/30                         883,327
                                                       ------------
                 CORPORATE BONDS -- 10.4%
                 COMPUTER HARDWARE -- 1.4%
        750,000  Hewlett-Packard Co.,
                   3.625%, 03/15/08                         746,859
                                                       ------------
      1,250,000  IBM Corp.,
                   4.875%, 10/01/06                       1,284,069
                                                       ------------
                                                          2,030,928
                                                       ------------
                 DIVERSIFIED INDUSTRIAL -- 0.9%
      1,200,000  General Electric Co.,
                   5.000%, 02/01/13                       1,233,193
                                                       ------------

THE WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

      PRINCIPAL                                           MARKET
        AMOUNT                                            VALUE*
      ----------                                         ---------
                 CORPORATE BONDS (CONTINUED)
                 ENERGY AND UTILITIES: OIL -- 0.5%
 $      750,000  Occidental Petroleum,
                   4.250%, 03/15/10                    $    751,925
                                                       ------------
                 FINANCIAL SERVICES -- 2.7%
      1,250,000  Bank of America Corp.,
                   5.375%, 06/15/14                       1,306,884
      1,125,000  Citigroup Inc.,
                   6.500%, 01/18/11                       1,257,822
      1,225,000  Goldman Sachs Group Inc.,
                   6.650%, 05/15/09                       1,353,042
                                                       ------------
                                                          3,917,748
                                                       ------------
                 FOOD AND BEVERAGE -- 0.7%
        950,000  Anheuser-Busch Cos. Inc.,
                   4.375%, 01/15/13                         939,230
                                                       ------------
                 REAL ESTATE INVESTMENT TRUSTS -- 1.2%
      1,600,000  Archstone-Smith Trust,
                   7.200%, 03/01/13                       1,785,808
                                                       ------------
                 RETAIL -- 1.9%
      1,275,000  Neiman Marcus Group Inc.,
                   6.650%, 06/01/08                       1,374,361
      1,250,000  Wal-Mart Stores,,
                   6.875%, 08/10/09                       1,405,011
                                                       ------------
                                                          2,779,372
                                                       ------------
                 TELECOMMUNICATIONS -- 1.1%
      1,460,000  Verizon Communications, Deb.,
                   6.460%, 04/15/08                       1,577,588
                                                       ------------
                 TOTAL CORPORATE BONDS                   15,015,792
                                                       ------------
                 FOREIGN GOVERNMENT BONDS -- 1.4%
      1,000,000  Canadian Government Global Bond,
                   6.750%, 08/28/06                       1,057,847
      1,000,000  Republic of Italy Global Bond,
                   2.500%, 03/31/06                         993,654
                                                       ------------
                 TOTAL FOREIGN GOVERNMENT BONDS           2,051,501
                                                       ------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.7%
                 FEDERAL HOME LOAN BANK -- 1.4%
      2,000,000   3.250%, 08/15/05                        2,006,032
                 FEDERAL HOME LOAN MORTGAGE CORP. -- 6.2%
      1,000,000   5.500%, 07/15/06                        1,035,236
      2,000,000   3.500%, 09/15/07                        2,006,996
        600,000   4.750%, 12/08/10                          603,167
      1,250,000   5.000%, 07/15/14                        1,293,609
      2,000,000   Zero Coupon, 02/22/05                   1,994,556
      2,000,000   Zero Coupon, 05/24/05                   1,980,456
                                                       ------------
                                                          8,914,020
                                                       ------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.1%
      2,000,000   2.000%, 01/15/06                        1,979,934
      1,000,000   2.625%, 11/15/06                          989,576
      1,250,000   7.125%, 03/15/07                        1,351,025
      1,200,000   6.000%, 05/15/11                        1,321,996
        900,000   6.000%, 01/18/12                          901,242
      2,500,000   4.375%, 03/15/13                        2,497,417
      1,200,000   Zero Coupon, 01/10/05                   1,199,576
      1,250,000   Zero Coupon, 01/24/05                   1,248,571

      PRINCIPAL                                           MARKET
        AMOUNT                                            VALUE*
      ----------                                         ---------
 $    1,750,000   Zero Coupon, 02/09/05                $  1,746,619
                                                       ------------
                                                         13,235,956
                                                       ------------
                 TOTAL U.S. GOVERNMENT AGENCY
                   OBLIGATIONS                           24,156,008
                 U.S. GOVERNMENT OBLIGATIONS -- 12.0%
                 U.S. TREASURY BILLS -- 3.8%
      5,500,000  U.S. Treasury Bills, 1.800% to
                   2.130%++, 02/03/05 to 03/03/05         5,486,489
                                                       ------------
                 U.S. TREASURY BONDS -- 0.9%
      1,000,000   7.250%, 05/15/16                        1,252,032
                                                       ------------
                 U.S. TREASURY NOTES -- 7.3%
      2,750,000   1.625%, 10/31/05                        2,727,335
      1,600,000   5.750%, 11/15/05                        1,641,501
      2,725,000   3.500%, 11/15/06                        2,748,846
      2,000,000   4.750%, 05/15/14                        2,084,844
      1,500,000   0.875%, 04/15/10                        1,497,320
                                                       ------------
                                                         10,699,846
                                                       ------------
                 TOTAL U.S. GOVERNMENT
                   OBLIGATIONS                           17,438,367
                                                       ------------
                 TOTAL INVESTMENTS -- 100.0%
                   (Cost $127,259,502)                 $144,741,742
                                                       ------------
                   For Federal tax purposes:
                   Aggregate Cost                      $127,259,502
                                                       ============
                   Gross unrealized appreciation       $ 17,724,905
                   Gross unrealized depreciation           (242,665)
                                                       ------------
                   Net unrealized appreciation
                   (depreciation)                      $ 17,482,240
                                                       ============

-------
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  PRINCIPAL                                       MARKET
   AMOUNT                                         VALUE*
  ---------                                      --------

               ASSET BACKED SECURITIES -- 2.3%
 $225,000      GS Mortgage Securities Corp. II,
                 97-GL Cl. A2D,
                 6.940%, 07/13/30               $   240,907
                                                -----------
               CORPORATE BONDS -- 41.4%
               COMPUTER HARDWARE -- 5.6%
  325,000      Hewlett-Packard Co.,
                 3.625%, 03/15/08                   323,639
  250,000      IBM Corp.,
                 4.875%, 10/01/06                   256,814
                                                -----------
                                                    580,453
                                                -----------
               DIVERSIFIED INDUSTRIAL -- 2.5%
  250,000      General Electric Co.,
                 5.000%, 02/01/13                   256,915
                                                -----------
               ENERGY AND UTILITIES: OIL -- 5.5%
  125,000      BP Capital Markets plc,
                 4.000%, 04/29/05                   125,554
  225,000      ChevronTexaco Corp.,
                 3.375%, 02/15/08                   224,127
  225,000      Occidental Petroleum,
                 4.250%, 03/15/10                   225,578
                                                -----------
                                                    575,259
                                                -----------
               FINANCIAL SERVICES -- 17.2%
  300,000      Bank of America Corp.,
                 5.375%, 06/15/14                   313,652
  100,000      Bayerische Landesbank,
                 4.125%, 01/14/05                   100,029
  225,000      Citigroup Inc.,
                 6.500%, 01/18/11                   251,564
  300,000      Goldman Sachs Group Inc.,
                 6.650%, 05/15/09                   331,357
  260,000      International Bank for
                 Reconstruction & Development,
                 8.625%, 10/15/16                   350,901
  175,000      Merrill Lynch & Co.,
                 5.000%, 02/03/14                   175,945
  275,000      Toyota Motor Credit Corp.,
                 2.875%, 08/01/08                   267,399
                                                -----------
                                                  1,790,847
                                                -----------
               FOOD AND BEVERAGE -- 2.4%
  250,000      Anheuser-Busch Cos. Inc.,
                 4.375%, 01/15/13                   247,166
                                                -----------
               REAL ESTATE -- 1.6%
  150,000      Archstone-Smith Trust,
                 7.200%, 03/01/13                   167,419
                                                -----------
               RETAIL -- 5.3%
  300,000      Neiman Marcus Group Inc.,
                 6.650%, 06/01/08                   323,379
  200,000      Wal-Mart Stores,,
                 6.875%, 08/10/09                   224,802
                                                -----------
                                                    548,181
                                                -----------
               TELECOMMUNICATIONS -- 1.3%
  125,000      Verizon Communications, Deb.,
                 6.460%, 04/15/08                   135,067
                                                -----------
               TOTAL CORPORATE BONDS              4,301,307
                                                -----------

   PRINCIPAL                                        MARKET
    AMOUNT                                          VALUE*
   ---------                                       --------
               FOREIGN GOVERNMENT BONDS -- 5.0%
 $175,000      Canadian Government Global Bond,
                 6.750%, 08/28/06               $   185,123
  325,000      Republic of Italy Global Bond,
                 2.500%, 03/31/06                   322,938
                                                -----------
               TOTAL FOREIGN GOVERNMENT BONDS       508,061
                                                -----------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.6%
               FEDERAL HOME LOAN BANK -- 1.4%
  150,000       3.250%, 08/15/05                    150,453
                                                -----------
               FEDERAL HOME LOAN MORTGAGE CORP. -- 4.4%
  250,000       4.500%, 01/15/14                    250,360
  200,000       5.000%, 07/15/14                    206,977
                                                -----------
                                                    457,337
                                                -----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 17.0%
  300,000       2.000%, 01/15/06                    296,990
  175,000       2.625%, 11/15/06                    173,176
  150,000       6.000%, 01/18/12                    150,207
  300,000       4.375%, 03/15/13                    299,690
  300,000       Zero Coupon, 01/10/05               299,894
  300,000       Zero Coupon, 01/24/05               299,657
  250,000       Zero Coupon, 02/09/05               249,517
                                                -----------
                                                  1,769,131
                                                -----------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.8%
   21,769      GNMA, Pool #580871,
                 6.500%, 12/15/31                   22,943
  185,068      GNMA, Pool #562288,
                 6.000%, 12/15/33                   191,987
  261,200      GNMA, Pool #604946,
                 5.500%, 01/15/34                   266,990
  214,322      GNMA, Pool #604970,
                 5.500%, 01/15/34                   219,073
                                                -----------
                                                    700,993
                                                -----------
               TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS                       3,077,914
                                                -----------
               U.S. GOVERNMENT OBLIGATIONS -- 21.7%
               U.S. TREASURY BILLS -- 7.9%
  825,000      U.S. Treasury Bills, 1.850% to
                2.270%++, 02/03/05 to 04/07/05      821,934
                                                -----------
               U.S. TREASURY BONDS -- 9.2%
  225,000       7.250%, 05/15/16                    281,707
  250,000       7.125%, 02/15/23                    319,092
  300,000       6.125%, 11/15/27                    350,473
                                                -----------
                                                    951,272
                                                -----------
               U.S. TREASURY NOTES -- 4.6%
  200,000       4.750%, 05/15/14                    208,484
  275,000       0.875%, 04/15/10                    274,509
                                                -----------
                                                    482,993
                                                -----------
               TOTAL U.S. GOVERNMENT OBLIGATIONS  2,256,199
                                                -----------

THE WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                  MARKET
    SHARES                                        VALUE*
   ---------                                     --------

               WARRANTS -- 0.0%
               ENERGY AND UTILITIES -- 0.0%
        8      Forman Petroleum Corp., Series A,
                 expires 01/14/07+ (a) (b)      $         0
       25      Forman Petroleum Corp., Series B,
                 expires 01/14/07+ (a) (b)                1
       25      Forman Petroleum Corp., Series C,
                 expires 01/14/07+ (a) (b)                0
       25      Forman Petroleum Corp., Series D,
                 expires 01/14/07+ (a) (b)                0
                                                -----------
                                                          1
                                                -----------
               TOTAL WARRANTS                             1
                                                -----------

               TOTAL INVESTMENTS -- 100.0%
                (Cost $10,199,412)              $10,384,389
                                                ===========

------------
               For Federal tax purposes:
               Aggregate Cost                   $10,199,412
                                                ===========
               Gross unrealized appreciation    $   202,798
               Gross unrealized depreciation        (17,821)
                                                -----------
               Net unrealized appreciation
               (depreciation)                   $   184,977
                                                ===========

-------
 (a) Securities fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. The aggregate value of such securities is $1 or 0.0% of total investments.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of Rule 144A securities amounted to $1 or 0.0% of total investments.
 +        Non-income producing security.
 ++       Represents annualized yield at date of purchase.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    MARKET
   SHARES                                           VALUE*
  --------                                         --------
                COMMON STOCKS -- 100.0%
                AEROSPACE -- 1.9%
   6,100        DRS Technologies Inc.+           $   260,531
                                                 -----------
                AVIATION: PARTS AND SERVICES -- 2.2%
   6,500        Moog Inc., Cl. A+                    294,775
                                                 -----------
                BUILDING AND CONSTRUCTION -- 1.1%
   3,700        Washington Group International
                 Inc.+                               152,625
                                                 -----------
                BUSINESS SERVICES -- 2.1%
  17,100        Titan Corp.+                         277,020
                                                 -----------
                COMPUTER SOFTWARE AND SERVICES -- 3.3%
   6,200        Hyperion Solutions Corp.+            289,044
   4,800        SI International Inc.+               147,648
                                                 -----------
                                                     436,692
                                                 -----------
                CONSUMER PRODUCTS -- 2.3%
   3,100        Deckers Outdoor Corp.+               145,669
   9,300        Knoll Inc.+                          162,750
                                                 -----------
                                                     308,419
                                                 -----------
                DIVERSIFIED INDUSTRIAL -- 6.1%
   7,500        Ameron International Corp.           284,250
   6,500        Briggs & Stratton Corp.              270,270
   5,400        Kennametal Inc.                      268,758
                                                 -----------
                                                     823,278
                                                 -----------
                EDUCATIONAL SERVICES -- 1.1%
  11,200        Educate Inc.+                        148,288
                                                 -----------
                ELECTRONICS -- 2.1%
   8,200        Benchmark Electronics Inc.+          279,620
                                                 -----------
                ENERGY AND UTILITIES -- 16.5%
   8,100        Arch Coal Inc.                       287,874
   9,900        Atmos Energy Corp.                   270,765
   4,900        Houston Exploration Co.+             275,919
  14,600        Oil States International Inc.+       281,634
   7,500        Quicksilver Resources Inc.+          275,850
   3,800        SJW Corp.                            138,320
  11,500        Southern Union Co.+                  275,770
  12,000        Westar Energy Inc.                   274,440
   4,600        Whiting Petroleum Corp.+             139,150
                                                 -----------
                                                   2,219,722
                                                 -----------
                EQUIPMENT AND SUPPLIES -- 3.9%
   7,600        Greenbrier Companies Inc.            257,260
   5,200        Middleby Corp.                       263,744
                                                 -----------
                                                     521,004
                                                 -----------
                FINANCIAL SERVICES -- 16.4%
   9,600        Baldwin & Lyons Inc., Cl. B          257,184
  14,600        BankAtlantic Bancorp Inc., Cl. A     290,540
   7,500        BKF Capital Group Inc.               284,250
   7,300        Cathay General Bancorp               273,750
   5,400        Corus Bankshares Inc.                259,254
   6,000        Piper Jaffray Companies Inc.+        287,700
   7,600        Provident Bankshares Corp.           276,412
   4,500        Triad Guaranty Inc.+                 272,160
                                                 -----------
                                                   2,201,250
                                                 -----------

                                                    MARKET
     SHARES                                         VALUE*
    ---------                                      --------
                FOOD AND BEVERAGE -- 4.3%
   5,300        Corn Products International Inc. $   283,868
   6,000        J & J Snack Foods Corp.              294,180
                                                 -----------
                                                     578,048
                                                 -----------
                HEALTH CARE -- 6.8%
  12,600        PRA International+                   312,228
   8,200        Sybron Dental Specialties Inc.+      290,116
  14,700        Symmetry Medical Inc.+               309,435
                                                 -----------
                                                     911,779
                                                 -----------
                HOTELS AND GAMING -- 2.0%
  10,400        Marcus Corp.                         261,456
                                                 -----------
                METALS AND MINING -- 2.1%
  11,700        Compass Minerals International
                 Inc.                                283,491
                                                 -----------
                PAPER AND FOREST PRODUCTS -- 4.1%
  15,500        Longview Fibre Co.                   281,170
  15,400        Wausau-Mosinee Paper Corp.           275,044
                                                 -----------
                                                     556,214
                                                 -----------
                PUBLISHING -- 0.9%
   5,600        Thomas Nelson Inc.                   126,560
                                                 -----------
                REAL ESTATE -- 11.4%
   3,800        EastGroup Properties Inc.            145,616
  20,400        Extra Space Storage Inc.             271,932
   4,700        Getty Realty Corp.                   135,031
   4,300        Heritage Property Investment Trust   137,987
   8,800        LaSalle Hotel Properties             280,104
  12,300        Lexington Corporate Properties
                 Trust                               277,734
   3,900        Post Properties Inc.                 136,110
   4,600        Ramco-Gershenson Properties Trust    148,350
                                                 -----------
                                                   1,532,864
                                                 -----------
                RETAIL -- 5.1%
   4,800        Aeropostale Inc.+                    141,264
   3,800        Neiman Marcus Group Inc., Cl. A      271,852
  12,300        Pacific Sunwear of California
                 Inc.+                               273,798
                                                 -----------
                                                     686,914
                                                 -----------
                SPECIALTY CHEMICALS -- 1.1%
   2,800        Cytec Industries Inc.                143,976
                                                 -----------
                TRANSPORTATION -- 3.2%
  12,100        Arlington Tankers Ltd.+              277,695
   6,700        SCS Transportation Inc.+             156,579
                                                 -----------
                                                     434,274
                                                 -----------
                TOTAL COMMON STOCKS               13,438,800
                                                 -----------
                TOTAL INVESTMENTS -- 100.0%
                 (Cost $11,614,942)              $13,438,800
                                                 ===========
 ------------
                For Federal tax purposes:
                Aggregate Cost                   $11,614,942
                                                 ===========
                Gross unrealized appreciation    $ 1,874,486
                Gross unrealized depreciation        (50,628)
                                                 -----------
                Net unrealized appreciation
                 (depreciation)                  $ 1,823,858
                                                 ===========

 -------
 +        Non-income producing security.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE WESTWOOD REALTY FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                    MARKET
    SHARES                                           VALUE*
   --------                                        --------
               COMMON STOCKS -- 97.3%
               APARTMENTS -- 15.7%
   4,800       Apartment Investment & Management
                Co., Cl. A                      $   184,992
  10,282       Archstone-Smith Trust                393,801
   3,000       Avalonbay Communities Inc.           225,900
   4,600       BRE Properties Inc., Cl. A           185,426
   4,900       Camden Property Trust                249,900
  13,100       Equity Residential                   473,958
   4,400       Gables Residential Trust             157,476
   3,500       Home Properties Inc.                 150,500
   3,900       Mid-America Apartment Communities    160,758
                 Inc.
   8,400       Post Properties Inc.                 293,160
   6,100       Summit Properties Inc.               198,616
   8,200       United Dominion Realty Trust Inc.    203,360
                                                -----------
                                                  2,877,847
                                                -----------
               DIVERSIFIED PROPERTY -- 12.9%
   6,268       Catellus Development Corp.           191,801
   3,600       Colonial Properties Trust            141,372
  10,366       Duke Realty Corp.                    353,895
   7,800       First Potomac Realty Trust           177,840
   6,000       Getty Realty Corp.                   172,380
   7,700       Lexington Corporate Properties       173,866
                 Trust
   7,800       Liberty Property Trust               336,960
   4,800       Tejon Ranch Co.+                     195,840
   8,200       Vornado Realty Trust                 624,266
                                                -----------
                                                  2,368,220
                                                -----------
               ENERGY AND UTILITIES: OIL -- 4.2%
  15,400       Enterprise Products Partners LP      398,244
  12,900       San Juan Basin Royalty Trust         379,776
                                                -----------
                                                    778,020
                                                -----------
               ENTERTAINMENT -- 2.1%
  18,600       Regal Entertainment Group, Cl. A     385,950
                                                -----------
               FINANCIAL SERVICES -- 2.2%
   9,400       Alliance Capital Management
                 Holding LP                         394,800
                                                -----------
               HEALTH CARE -- 2.9%
  13,500       Health Care Property Investors
                 Inc.                               373,815
   4,000       Healthcare Realty Trust Inc.         162,800
                                                -----------
                                                    536,615
                                                -----------
               HOTELS -- 4.1%
   5,400       Hospitality Properties Trust         248,400
   6,000       LaSalle Hotel Properties             190,980
   5,500       Starwood Hotels & Resorts
                 Worldwide Inc.                     321,200
                                                -----------
                                                    760,580
                                                -----------
               INDUSTRIAL PROPERTY -- 4.0%
   6,500       AMB Property Corp.                   262,535
   4,700       EastGroup Properties Inc.            180,104
   6,800       ProLogis                             294,644
                                                -----------
                                                    737,283
                                                -----------
               MANUFACTURED HOUSING -- 1.5%
   7,800       Equity Lifestyle Properties Inc.     278,850
                                                -----------
               OFFICE PROPERTY -- 17.3%
   4,700       Arden Realty Inc.                    177,284
   6,300       Boston Properties Inc.               407,421
   6,300       Brandywine Realty Trust              185,157

                                                   MARKET
  SHARES                                           VALUE*
  ------                                          --------
   5,800       CarrAmerica Realty Corp.         $   191,400
   9,200       Cousins Properties Inc.              278,484
  10,900       Crescent Real Estate Equities Co.    199,034
   7,700       CRT Properties Inc.                  183,722
  18,184       Equity Office Properties Trust       529,518
   6,500       Highwoods Properties Inc.            180,050
   6,200       Mack-Cali Realty Corp.               285,386
  10,100       Maguire Properties Inc.              277,346
   7,300       Prentiss Properties Trust            278,860
                                                -----------
                                                  3,173,662
                                                -----------
               PAPER AND FOREST PRODUCTS -- 2.0%
   4,700       Plum Creek Timber Co. Inc.           180,668
   3,688       Rayonier Inc.                        180,380
                                                -----------
                                                    361,048
                                                -----------
               PUBLIC STORAGE -- 2.9%
  14,100       Extra Space Storage Inc.             187,953
   3,400       Public Storage Inc.                  189,550
   3,900       Sovran Self Storage Inc.             164,346
                                                -----------
                                                    541,849
                                                -----------
               SHOPPING CENTERS -- 18.1%
   2,700       CBL & Associates Properties Inc.     206,145
   8,281       Developers Diversified Realty
                 Corp.                              367,428
  13,100       General Growth Properties Inc.       473,696
   5,500       Heritage Property Investment Trust   176,495
   6,450       Kimco Realty Corp.                   374,035
   5,900       Ramco-Gershenson Properties Trust    190,275
   5,300       Realty Income Corp.                  268,074
   6,900       Regency Centers Corp.                382,260
  10,875       Simon Property Group Inc.            703,286
   4,775       Weingarten Realty Investors          191,478
                                                -----------
                                                  3,333,172
                                                -----------
               TELECOMMUNICATIONS -- 2.1%
  17,600       Iowa Telecommunications Services
                 Inc.                               379,632
                                                -----------
               TRANSPORTATION -- 5.3%
   4,800       Alexander & Baldwin Inc.             203,616
  16,600       Arlington Tankers Ltd.+              380,970
  14,300       U.S. Shipping Partners LP+           390,390
                                                -----------
                                                    974,976
                                                -----------
               TOTAL COMMON STOCKS               17,882,504
                                                -----------

 PRINCIPAL
  AMOUNT
 ---------
               U.S. GOVERNMENT OBLIGATIONS -- 2.7%
               U.S. TREASURY BILLS -- 2.7%
$500,000       U.S. Treasury Bills, 1.620%++,
                 01/20/05                           499,622
                                                -----------
               TOTAL INVESTMENTS -- 100.0%
                (Cost $14,218,586)              $18,382,126
                                                ===========

------------
               For Federal tax purposes:
               Aggregate Cost                   $14,218,586
                                                ===========
               Gross unrealized appreciation    $ 4,178,520
               Gross unrealized depreciation        (14,980)
                                                -----------
               Net unrealized appreciation
               (depreciation)                   $ 4,163,540
                                                ===========

-------
 +        Non-income producing security.
 ++       Represents annualized yield at date of purchase.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE WESTWOOD MIGHTY MITES SM FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          MARKET
  SHARES                                                  VALUE*
  -------                                                --------
              COMMON STOCKS -- 98.7%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 6.0%
   78,000     Midas Inc.+                               $  1,560,000
    1,000     Puradyn Filter Technologies Inc.+                1,170
   50,000     Scheib (Earl) Inc.+                            163,500
   38,000     Standard Motor Products Inc.                   600,400
  154,000     TransPro Inc.+                                 939,400
                                                        ------------
                                                           3,264,470
                                                        ------------
              AVIATION: PARTS AND SERVICES -- 1.9%
    2,500     Aviall Inc.+                                    57,425
   15,300     CPI Aerostructures Inc.+                       175,185
    2,000     Curtiss-Wright Corp., Cl. B                    112,520
  140,000     Fairchild Corp., Cl. A+                        516,600
   12,000     Kaman Corp., Cl. A                             151,800
                                                        ------------
                                                           1,013,530
                                                        ------------
              BROADCASTING -- 5.7%
   60,000     Acme Communications Inc.+                      420,600
   25,000     Beasley Broadcast Group Inc.,
               Cl. A+                                        438,250
   71,500     Crown Media Holdings Inc., Cl. A+              614,900
   12,500     Fisher Communications Inc.+                    611,000
   10,000     Granite Broadcasting Corp.+                      4,100
   27,000     Gray Television Inc.                           418,500
   79,000     Paxson Communications Corp.+                   109,020
    7,000     Salem Communications Corp., Cl. A+             174,650
   30,000     Young Broadcasting Inc., Cl. A+                316,800
                                                        ------------
                                                           3,107,820
                                                        ------------
              BUILDING AND CONSTRUCTION -- 0.4%
   10,907     Homasote Co.+                                   42,265
    5,000     Huttig Building Products Inc.+                  52,250
    4,900     Monarch Cement Co.                             110,495
                                                        ------------
                                                             205,010
                                                        ------------
              BUSINESS SERVICES -- 1.9%
   28,000     ANC Rental Corp.+                                    3
   80,100     Edgewater Technology Inc.+                     392,490
   20,000     Information Resources Inc.+                     20,200
   43,500     Nashua Corp.+                                  494,160
      804     National Stock Yards Co.                        98,892
   10,000     PubliCard Inc.+                                    400
      500     StarTek Inc.                                    14,225
                                                        ------------
                                                           1,020,370
                                                        ------------
              CABLE -- 0.1%
   90,000     Adelphia Communications Corp.,
               Cl. A+                                         34,650
    2,500     Outdoor Channel Holdings Inc.+                  34,750
                                                        ------------
                                                              69,400
                                                        ------------
              CLOSED-END FUNDS -- 0.3%
   16,500     MVC Capital Inc.                               149,820
                                                        ------------
              COMMUNICATIONS EQUIPMENT -- 0.3%
    3,000     Andrew Corp.+                                   40,890
   10,000     Communications Systems Inc.                    120,100
                                                        ------------
                                                             160,990
                                                        ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.6%
   25,000     Citadel Security Software Inc.+                 65,000
   23,881     Gemplus International SA+                       55,507
    3,000     iVillage Inc.+                                  18,540
    5,600     Lab-Volt Systems Inc.+                          54,460

                                                           MARKET
    SHARES                                                 VALUE*
   --------                                               --------
   32,000     Mobius Management Systems Inc.+           $    232,128
  480,000     Net Perceptions Inc.+                          355,200
  850,000     StorageNetworks Inc. Escrow+                    25,500
   57,000     Tyler Technologies Inc.+                       476,520
   34,000     Vitria Technology Inc.+                        143,140
                                                        ------------
                                                           1,425,995
                                                        ------------
              CONSUMER PRODUCTS -- 5.5%
   68,000     Adams Golf Inc.+                                95,200
    9,300     American Locker Group Inc.+                    137,166
   27,000     CNS Inc.                                       338,850
   14,000     Ducati Motor Holding SpA, ADR+                 165,900
   13,000     Enesco Group Inc.+                             105,040
    6,000     Levcor International Inc.+                      12,300
    4,000     Marine Products Corp.                          104,440
   18,000     Marzotto SpA                                   354,275
    3,000     National Presto Industries Inc.                136,500
   41,530     Syratech Corp.+                                  4,568
   21,000     Water Pik Technologies Inc.+                   372,330
  268,000     Weider Nutrition International
               Inc.+                                       1,165,800
                                                        ------------
                                                           2,992,369
                                                        ------------
              CONSUMER SERVICES -- 0.1%
    2,000     Collectors Universe Inc.+                       40,780
                                                        ------------
              DIVERSIFIED INDUSTRIAL -- 4.1%
   10,200     Ampco-Pittsburgh Corp.                         148,920
  101,500     Harbor Global Co. Ltd.+                        943,950
   64,000     Katy Industries Inc.+                          331,520
   35,000     Lamson & Sessions Co.+                         318,500
    2,000     Lindsay Manufacturing Co.                       51,760
    1,000     Oregon Steel Mills Inc.+                        20,290
   32,000     Pinguely-Haulotte                              250,537
   11,750     RWC Inc.+                                       41,125
   22,000     Tech/Ops Sevcon Inc.                           139,810
    4,000     WHX Corp.+                                       4,600
                                                        ------------
                                                           2,251,012
                                                        ------------
              EDUCATIONAL SERVICES -- 1.0%
   27,400     Concorde Career Colleges Inc.+                 556,220
    5,000     ProsoftTraining+                                 1,950
                                                        ------------
                                                             558,170
                                                        ------------
              ELECTRONICS -- 1.0%
    3,000     California Micro Devices Corp.+                 21,270
   25,000     CTS Corp.                                      332,250
    1,000     Fargo Electronics+                              14,989
   11,500     George Risk Industries Inc.                     73,312
    2,000     Lowrance Electronics Inc.                       62,998
    5,000     Zoran Corp.+                                    57,900
                                                        ------------
                                                             562,719
                                                        ------------
              ENERGY AND UTILITIES: ELECTRIC -- 1.4%
   40,000     British Energy PLC+                             10,943
   15,000     Green Mountain Power Corp.                     432,450
   12,000     Unitil Corp.                                   339,600
                                                        ------------
                                                             782,993
                                                        ------------
              ENERGY AND UTILITIES: INTEGRATED -- 1.9%
   30,000     Aquila Inc.+                                   110,700
    3,000     Empire District Electric Co.                    68,040
   21,300     Florida Public Utilities Co.                   407,895
   10,000     MGE Energy Inc.                                360,300
      800     Pardee Resources Co. Inc.+ (a)                  88,400

THE WESTWOOD MIGHTY MITES SM FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                            MARKET
    SHARES                                                  VALUE*
   ---------                                              --------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
   95,200     Progress Energy Inc., CVO+                $     12,376
                                                        ------------
                                                           1,047,711
                                                        ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 3.1%
    3,000     Cascade Natural Gas Corp.                       63,600
   13,100     Chesapeake Utilities Corp.                     349,770
   17,314     Corning Natural Gas Corp.+                     208,634
   31,200     Petrocorp Escrow Shares+                         1,872
   10,500     Petroleum Development Corp.+                   404,985
   17,000     RGC Resources Inc.                             440,130
    4,000     South Jersey Industries Inc.                   210,240
                                                        ------------
                                                           1,679,231
                                                        ------------
              ENERGY AND UTILITIES: SERVICES -- 1.3%
    1,000     KFx Inc.+                                       14,520
   21,000     RPC Inc.                                       527,520
   26,000     Stolt Offshore SA, ADR+                        169,000
                                                        ------------
                                                             711,040
                                                        ------------
              ENERGY AND UTILITIES: WATER -- 1.3%
    4,000     Artesian Resources Corp., Cl. A                112,480
    1,500     BIW Ltd.                                        29,625
    2,500     California Water Service Group                  94,125
    1,000     Consolidated Water Co. Ltd.+                    30,980
   11,000     Middlesex Water Co.                            208,340
    6,000     SJW Corp.                                      218,400
                                                        ------------
                                                             693,950
                                                        ------------
              ENTERTAINMENT -- 1.9%
   10,700     Canterbury Park Holding Corp.                  216,675
   30,000     Dover Motorsports Inc.                         171,900
   45,000     GC Companies Inc.+                              38,700
   28,000     Jetix Europe NV+                               533,968
    2,500     LodgeNet Entertainment Corp.+                   44,225
                                                        ------------
                                                           1,005,468
                                                        ------------
              EQUIPMENT AND SUPPLIES -- 7.1%
  180,000     Baldwin Technology Co. Inc.,
               Cl. A+                                        540,000
   15,000     Capstone Turbine Corp.+                         27,450
  100,000     Core Molding Technologies Inc.+                275,000
    7,000     Eastern Co.                                    140,000
   90,000     Fedders Corp.                                  325,800
   10,000     Gerber Scientific Inc.+                         76,100
   10,000     Gildemeister AG+                                70,681
   22,500     L.S. Starrett Co., Cl. A                       463,500
   55,000     Maezawa Kyuso Industries Co. Ltd.              764,321
    9,800     Mine Safety Appliances Co.                     496,860
   57,000     Raytech Corp.+                                 104,880
  160,000     Selas Corp. of America+                        329,600
   15,400     SL Industries Inc.+                            217,910
    1,000     SRS Labs Inc.+                                   6,251
    1,100     Watts Water Technologies Inc.,
               Cl. A                                          35,464
                                                        ------------
                                                           3,873,817
                                                        ------------
              FINANCIAL SERVICES -- 14.9%
   11,100     Bancshares of Florida Inc.+                    178,821
   23,000     Berkshire Bancorp Inc.                         471,500
   15,900     BKF Capital Group Inc.                         602,610
   11,000     Crazy Woman Creek Bancorp Inc.                 187,000
      747     Danielson Holding Corp.+                         6,312
  627,500     Epoch Holding Corp.+                         3,074,750

                                                            MARKET
    SHARES                                                  VALUE*
   --------                                               --------
    5,500     Fidelity Southern Corp.                   $    104,500
   35,000     Flushing Financial Corp.                       702,100
   27,000     Fulton Financial Corp.                         629,370
       10     Guaranty Corp., Cl. A+                         162,000
   60,000     Ladenburg Thalmann Financial                     4,800
              Services Inc.+                                       3
    7,500     Northrim BanCorp Inc.                          176,250
    6,390     Parish National Corp.                          325,890
    7,000     Patriot National Bancorp Inc.                  128,800
    5,000     PennFed Financial Services Inc.                 80,400
   12,500     Seacoast Banking Corp. of Florida              278,125
      117     Sunwest Bank+                                  350,000
   15,000     SWS Group Inc.                                 328,800
   15,700     Synergy Financial Group Inc.                   211,008
      500     TIB Financial Corp.                             12,685
                                                        ------------
                                                           8,045,721
                                                        ------------
              FOOD AND BEVERAGE -- 1.8%
   14,000     Boston Beer Co. Inc., Cl. A+                   297,780
    4,000     Genesee Corp., Cl. A+                            8,000
   30,100     Genesee Corp., Cl. B+                           60,200
    2,000     J & J Snack Foods Corp.                         98,060
   11,000     Lifeway Foods Inc.+                            100,540
   35,000     MGP Ingredients Inc.                           302,400
   20,000     Northland Cranberries Inc., Cl. A               13,400
    1,000     Poore Brothers Inc.+                             3,490
    8,500     Scheid Vineyards Inc., Cl. A+                   50,507
    5,000     Todhunter International Inc.+                   65,900
                                                        ------------
                                                           1,000,277
                                                        ------------
              HEALTH CARE -- 13.0%
   17,040     Arkopharma                                     375,218
   92,000     BioLase Technology Inc.                      1,000,040
    9,000     Biosite Inc.+                                  553,860
   15,000     Boiron SA                                      499,525
    7,000     Bruker BioSciences Corp.+                       28,210
   70,000     Cholestech Corp.+                              569,870
  100,000     Del Global Technologies Corp.+                 260,000
   15,100     Exactech Inc.+                                 276,179
    3,000     ICU Medical Inc.+                               82,020
   91,920     Lifecore Biomedical Inc.+                    1,035,019
   18,000     Neogen Corp.+                                  407,700
    2,500     NMT Medical Inc.+                               12,375
   10,000     NWH Inc.                                       139,690
    4,000     Orthofix International NV+                     157,916
   41,000     Regeneration Technologies Inc.+                429,680
   18,500     Schick Technologies Inc.+                      291,375
   18,000     Thoratec Corp.+                                187,560
    2,000     Tutogen Medical Inc.+                            5,060
  135,000     VitalWorks Inc.+                               600,750
    6,000     Women First HealthCare Inc.+                         6
    5,000     Young Innovations Inc.                         168,650
                                                        ------------
                                                           7,080,703
                                                        ------------
              HOTELS AND GAMING -- 0.4%
    9,024     Dover Downs Gaming &
                Entertainment Inc.                           118,214
       29     Fair Grounds Corp.+                             36,649
    2,000     Florida Gaming Corp.+                           57,700
                                                        ------------
                                                             212,563
                                                        ------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 10.0%
  100,000     Cavalier Homes Inc.+                           589,000
   38,400     Cavco Industries Inc.+                       1,726,080
   16,800     Nobility Homes Inc.                            391,440
   19,000     Palm Harbor Homes Inc.+                        320,720

THE WESTWOOD MIGHTY MITES SM FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          MARKET
    SHARES                                                VALUE*
   ---------                                             --------
              COMMON STOCKS (CONTINUED)
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES
              (CONTINUED)
   44,200     Skyline Corp.                             $  1,803,360
  135,000     Southern Energy Homes Inc.+                    632,475
                                                        ------------
                                                           5,463,075
                                                        ------------
              METALS AND MINING -- 0.0%
  615,000     Royal Oak Mines Inc.+                            3,382
                                                        ------------
              PAPER AND FOREST PRODUCTS -- 0.4%
   15,000     Packaging Dynamics Corp.                       216,000
                                                        ------------
              PUBLISHING -- 1.6%
  100,000     PRIMEDIA Inc.+                                 380,000
   15,400     Thomas Nelson Inc.                             348,040
    5,500     William H. Sadlier Inc.                        149,187
                                                        ------------
                                                             877,227
                                                        ------------
              REAL ESTATE -- 2.7%
   12,000     Biloxi Marsh Lands Corp.                       451,500
   28,000     Calcasieu Real Estate & Oil Co.
              Inc.                                           283,920
    5,000     Capital Properties Inc., Cl. A                  90,500
       50     Case Pomeroy & Co. Inc., Cl. A                  60,250
       50     Case Pomeroy & Co. Inc., Cl. B                  50,000
      500     Consolidated-Tomoka Land Co.                    21,500
   14,000     Griffin Land & Nurseries Inc.+                 360,500
    4,500     Gyrodyne Company of America Inc.+              178,875
                                                        ------------
                                                           1,497,045
                                                        ------------
              RESTAURANTS -- 0.4%
   24,500     Nathan's Famous Inc.+                          188,895
                                                        ------------
              RETAIL -- 0.5%
    1,200     Bowlin Travel Centers Inc.+                      2,340
    4,000     CoolBrands International Inc.+                  30,447
      500     Cost-U-Less Inc.+                                3,500
    1,000     Gander Mountain Co.+                            12,830
   12,000     Movado Group Inc.                              223,800
    8,000     Sport Supply Group Inc.+                        21,040
                                                        ------------
                                                             293,957
                                                        ------------
              SPECIALTY CHEMICALS -- 1.3%
  267,226     General Chemical Group Inc.+                     5,345
    1,000     KMG Chemicals Inc.                               7,650
   22,000     Material Sciences Corp.+                       395,780
   57,000     Omnova Solutions Inc.+                         320,340
                                                        ------------
                                                             729,115
                                                        ------------
              TELECOMMUNICATIONS -- 2.4%
    1,000     Ambient Corp.+                                     399
   32,540     ATX Communications Inc.+                         1,301
   25,896     D&E Communications Inc.                        312,047
   13,000     HickoryTech Corp.                              138,970
       80     Horizon Telecom Inc., Cl. A+ (a)                 9,040
      339     Horizon Telecom Inc., Cl. B+ (a)                38,307
    1,500     Lexcom Inc., Cl. B                              70,500
   18,876     New Ulm Telecom Inc.                           166,581
      922     NTL Inc.+                                       67,269
   10,000     PNV Inc.+                                            3
    6,600     Shenandoah Telecommunications Co.              197,670
   10,000     Stratos International Inc.+                     43,900
    1,000     SureWest Communications                         28,350

                                                          MARKET
    SHARES                                                VALUE*
   --------                                              --------
   50,000      Sycamore Networks Inc.+                  $    203,000
                                                        ------------
                                                           1,277,337
                                                        ------------
              TRANSPORTATION -- 0.3%
    5,000     Old Dominion Freight Line Inc.+                174,000
                                                        ------------
              WIRELESS COMMUNICATIONS -- 0.1%
    9,000     Rural Cellular Corp., Cl. A+                    56,061
                                                        ------------
              TOTAL COMMON STOCKS                         53,732,023
                                                        ------------
              PREFERRED STOCKS -- 0.9%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.7%
   21,000     Jungheinrich AG Pfd.                           396,765
                                                        ------------
              DIVERSIFIED INDUSTRIAL -- 0.2%
   22,000      WHX Corp.,
                 $3.75 Cv. Pfd., Ser. B+                      88,000
                                                        ------------
              TOTAL PREFERRED STOCKS                         484,765
                                                        ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.4%
              BUSINESS SERVICES -- 0.4%
    6,485     Interep National Radio Sales Inc.,
                4.000% Cv. Pfd., Ser. A (a)(b)               215,395
                                                        ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
    5,500     WHX Corp.,
                6.500% Cv. Pfd., Ser. A+                      22,550
                                                        ------------
              TOTAL CONVERTIBLE PREFERRED STOCKS             237,945
                                                        ------------
              TOTAL INVESTMENTS -- 100.0%
               (Cost $40,899,479)                       $ 54,454,733
                                                        ============

------------
               For Federal tax purposes:
               Aggregate Cost                           $ 40,899,479
                                                        ============
               Gross unrealized appreciation            $ 16,514,340
               Gross unrealized depreciation              (2,959,086)
                                                        ------------
               Net unrealized appreciation
               (depreciation)                           $ 13,555,254
                                                        ============

-------
 (a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. The aggregate value of fair valued securities is $351,142 or 0.64% of total investments.
 (b)      This security is restricted as to resale, but is
          convertible into registered common stock, and has been fair valued under procedures established by the Board of Trustees since its purchase on May 3, 2002. A dividend was paid in kind on May 1, 2003 of 236 shares and on May 3, 2004 of 249 shares. At December 31, 2004, the aggregate value of restricted securities is $215,395 or 0.4% of total investments. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis.
 +        Non-income producing security.
 ++       Represents annualized yield at date of purchase.
 ADR      American Depository Receipt.
 CVO      Contingent Value Obligation.
   * Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Westwood Funds
             ---------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         ---------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     February 28, 2005
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         ---------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer


Date     February 28, 2005
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.